UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, January 20, 2009

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $175,853 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------  ------   ------  ------
3M CO                          COM                88579Y101      3441   59795 SH       SOLE                 59575             220
ABBOTT LABS                    COM                002824100      6632  124256 SH       SOLE                123856             400
AFLAC INC                      COM                001055102      5700  124354 SH       SOLE                123459             895
AUTOMATIC DATA PROCESSING IN   COM                053015103      6020  153033 SH       SOLE                151873            1160
COCA COLA CO                   COM                191216100      4299   94963 SH       SOLE                 94638             325
CONOCOPHILLIPS                 COM                20825C104      4694   90624 SH       SOLE                 90357             267
DEVON ENERGY CORP NEW          COM                25179M103      1504   22881 SH       SOLE                 22711             170
DIAGEO P L C                   SPON ADR NEW       25243Q205      3608   63588 SH       SOLE                 63358             230
DOVER CORP                     COM                260003108      4955  150510 SH       SOLE                149310            1200
EMERSON ELEC CO                COM                291011104      3673  100320 SH       SOLE                 99990             330
ENCANA CORP                    COM                292505104      1374   29552 SH       SOLE                 29332             220
GLAXOSMITHKLINE PLC            SPONSORED ADR      37733W105      4140  111074 SH       SOLE                110704             370
ILLINOIS TOOL WKS INC          COM                452308109      3574  101975 SH       SOLE                101615             360
INTEL CORP                     COM                458140100      7845  535160 SH       SOLE                531960            3200
ISHARES INC                    MSCI JAPAN         464286848     15365 1603836 SH       SOLE               1594700            9136
JOHNSON & JOHNSON              COM                478160104      6114  102182 SH       SOLE                101847             335
LABORATORY CORP AMER HLDGS     COM NEW            50540R409      6872  106690 SH       SOLE                105880             810
MICROSOFT CORP                 COM                594918104      8751  450160 SH       SOLE                447415            2745
PAYCHEX INC                    COM                704326107      4067  154765 SH       SOLE                154215             550
PEPSICO INC                    COM                713448108      5725  104531 SH       SOLE                103761             770
SCHWAB CHARLES CORP NEW        COM                808513105      5166  319457 SH       SOLE                316682            2775
SIGMA ALDRICH CORP             COM                826552101      5854  138599 SH       SOLE                137639             960
SOUTHERN CO                    COM                842587107      4813  130070 SH       SOLE                129610             460
SPECTRA ENERGY CORP            COM                847560109      3048  193665 SH       SOLE                191920            1745
STRYKER CORP                   COM                863667101      4060  101620 SH       SOLE                100770             850
SYSCO CORP                     COM                871829107      9566  416980 SH       SOLE                414250            2730
UNITED PARCEL SERVICE INC      CL B               911312106      4882   88505 SH       SOLE                 87780             725
UNITED TECHNOLOGIES CORP       COM                913017109      6103  113865 SH       SOLE                112975             890
VARIAN MED SYS INC             COM                92220P105      4648  132660 SH       SOLE                131645            1015
VERIZON COMMUNICATIONS         COM                92343V104      5891  173790 SH       SOLE                173215             575
WALGREEN CO                    COM                931422109      3666  148604 SH       SOLE                147199            1405
WASTE MGMT INC DEL             COM                94106L109      4375  132022 SH       SOLE                131592             430
WATERS CORP                    COM                941848103      5428  148110 SH       SOLE                146960            1150